Horizon Kinetics SPAC Active ETF
Schedule of Investments
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Pre-Combination Special Purpose Acquisition Companies – 99.5%
99 Acquisition Group, Inc. - Class A(a)	47,015	$484,490
Ai Transportation Acquisition Corp.(a)(b)	70,522	724,966
Alchemy Investments Acquisition Corp. 1(a)(b)	47,015	497,889
AP Acquisition Corp. - Class A(a)(b)	69,000	778,320
Ares Acquisition Corp. II(a)(b)	72,503	766,357
Bayview Acquisition Corp. - Unit(a)(b)	47,015	480,493
Black Hawk Acquisition Corp. - Unit(a)(b)	25,000	253,875
Bowen Acquisition Corp.(a)(b)	74,283	778,486
Bukit Jalil Global Acquisition 1, Ltd.(a)(b)	47,015	493,658
CARTESIAN GROWTH CORP II - Class A(a)(b)	42,783	475,319
Cartica Acquisition Corp. - Class A(a)(b)(c)	68,645	761,273
Colombier Acquisition Corp. II - Class A(a)(b)	47,013	482,824
Concord Acquisition Corp. II - Class A(a)	70,522	741,539
ESH Acquisition Corp. - Class A(a)	37,612	390,036
Feutune Light Acquisition Corp. - Class A(a)(c)	64,948	707,284
Haymaker Acquisition Corp. 4(a)(b)	75,600	787,752
IB Acquisition Corp. - Unit(a)	81,000	810,405
Inflection Point Acquisition Corp. II - Class A(a)(b)	73,515	769,702
Keen Vision Acquisition Corp.(a)(b)	21,815	228,185
Learn CW Investment Corp. - Class A(a)(b)	74,717	819,645
Nabors Energy Transition Corp. II – Class A(a)(b)	70,522	733,429
Patria Latin American Opportunity Acquisition Corp.(a)(b)	28,815	325,321
Quetta Acquisition Corp.(a)	48,412	493,318
Screaming Eagle Acquisition Corp. - Class A(a)(b)	71,686	767,040
SilverBox Corp. III - Class A(a)	67,000	702,160
Spark I Acquisition Corp.(a)(b)	28,209	289,424
Spring Valley Acquisition Corp. II - Class A(a)(b)	70,522	774,684
TOTAL COMMON STOCKS (Cost $15,937,087)		16,317,874

RIGHTS - 0.1%	Contracts	Value
Bowen Acquisition Corp., Expires 01/14/2025, Exercise Price $10.00(a)(b)	41,373	5,517
Bukit Jalil Global Acquisition 1, Ltd., Expires 12/30/2024, Exercise Price $10.00(a)(b)	47,015	11,049
ESH Acquisition Corp., Expires 12/13/2024, Exercise Price $10.00(a)	37,612	3,047
Quetta Acquisition Corp., Expires 11/30/2024, Exercise Price $1.00(a)	2,821	3,187
TOTAL RIGHTS (Cost $21,482)		22,800

WARRANTS - 0.1%	Contracts	Value
99 Acquisition Group, Inc., Expires 10/09/2028, Exercise Price $11.50(a)	47,015	1,577
Alchemy Investments Acquisition Corp. 1, Expires 06/26/2028, Exercise Price $11.50(a)(b)	23,507	4,466
Bukit Jalil Global Acquisition 1, Ltd., Expires 08/21/2028, Exercise Price $11.50(a)(b)	23,507	999
Colombier Acquisition Corp. II, Expires 12/31/2028, Exercise Price $11.50(a)(b)	15,671	7,209
Inflection Point Acquisition Corp. II, Expires 07/17/2028, Exercise Price $11.50(a)(b)	23,507	3,526
Keen Vision Acquisition Corp., Expires 09/15/2028, Exercise Price $11.50(a)(b)	21,815	1,176
Spark I Acquisition Corp., Expires 11/27/2028, Exercise Price $11.50(a)(b)	14,105	2,553
TOTAL WARRANTS (Cost $17,878)		21,506

SHORT-TERM INVESTMENTS – 0.4%
Deposit Accounts – 0.4%
U.S. Bank Money Market Deposit Account, 5.19%(d)	58,853	58,853
TOTAL SHORT-TERM INVESTMENTS (Cost $58,853)		58,853

TOTAL INVESTMENTS (Cost $16,035,300) – 100.1%		$16,421,033
Other Assets in Excess of Liabilities - (0.1)%		(9,057)
TOTAL NET ASSETS - 100.0%		$16,411,976

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,468,557 or 8.9% of net assets as of March 31, 2024.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate shown is the seven-day yield at period end.

COUNTRY	Percentage of Net Assets
Cayman Islands	71.8%
United States	26.3%
British Virgin Islands	1.4%
Total Country	99.5%
RIGHTS	0.1%
WARRANTS	0.1%
SHORT-TERM INVESTMENTS	0.4%
TOTAL INVESTMENTS	100.1%
Other assets and liabilities, net	-0.1%
NET ASSETS	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

Horizon Kinetics SPAC Active ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	12,134,272	2,715,045	1,468,557	16,317,874
Warrants	18,930	2,576	–	21,506
Rights	3,047	19,753	–	22,800
Deposit Accounts	58,853	–	–	58,853
Total Assets	12,215,102	2,737,374	1,468,557	16,421,033

*Refer to the Schedule of Investments for industry classifications.